Investments in associates	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments in associates

6.	Investments in associates
Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
TPTU (Mining segment)	40%	40%	214	219
TRMZ (Mining segment)	25%	25%	120	122

Total investments in associates			334	341

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services. TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC. TRMZ provides repair services.
The following table shows movements in the investments in associates:

	TPTU (Mining segment)	TRMZ (Mining segment)	Total
January 1, 2019	189	104	293
Share of profit	19	9	28

December 31, 2019	208	113	321
Share of profit	11	9	20

December 31, 2020	219	122	341
Share of loss	(5)	(2)	(7)

December 31, 2021	214	120	334